Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) $ in Thousands, $ in Thousands	Common Stock [Member] HKD ($) shares	Additional Paid-in Capital [Member] HKD ($)	Statutory Reserve [Member] HKD ($)	AOCI Attributable to Parent [Member] HKD ($)	Retained Earnings [Member] HKD ($)	USD ($)	HKD ($)
Balance at Dec. 31, 2024	$ 9	$ 30,570	$ 2,806	$ (1,108)	$ 13,239		$ 45,516
Balance, Shares at Dec. 31, 2024 | shares	11,062,500
Net loss for the period					(3,826)		(3,826)
Foreign currency translation				520			520
Balance at Jun. 30, 2025	$ 9	30,570	2,806	(588)	9,413		42,210
Balance, Shares at Jun. 30, 2025 | shares	11,062,500
Balance at Dec. 31, 2025	$ 9	30,570	2,806	(353)	2,596		35,628
Balance, Shares at Dec. 31, 2025 | shares	11,062,500
Net loss for the period					(5,003)	$ (638)	(5,003)
Foreign currency translation				446		57	446
Balance at Jun. 30, 2026	$ 9	$ 30,570	$ 2,806	$ 93	$ (2,407)	$ 3,962	$ 31,071
Balance, Shares at Jun. 30, 2026 | shares	11,062,500